Sun Life Assurance and Annuity Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts  02481

December 2, 2011

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:	Money Market Variable Account ("Registrant")
Sun Life Assurance Company of Canada (U.S.) ("Depositor" or "Sun Life")
Registration Statement on Form N-4
Post-Effective Amendment No. 34 to Registration Statement on Form N-3
(File Nos. 33-19628 and 811-03563)

Commissioners:

Conveyed herewith for filing pursuant to the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act") is Post-Effective Amendment No. 34 to the above-captioned Registration Statement.  Post-Effective Amendment No. 32 was filed with the Securities and Exchange Commission ("SEC") on September 13, 2011, for the purpose of convert the Money Market Separate Account currently filed as a managed separate account on Form N-3 (File No. 811-03563) into a new unit investment trust (the “New UIT”) filed on Form N-4 under the same 811 file number pursuant to an Agreement and Plan of Reorganization (the “Plan”).  The Plan was included as an exhibit to a Form N-14 registration statement file by MFS Variable Series Trust II on August 19, 2011 (File No. 333-176396).

Post-Effective Amendment No. 33 was a delaying amendment filed with the SEC on November 10, 2011.

The purpose of the Post-Effective Amendment No. 34 is to respond to comments made by the Staff on Post-Effective Amendment No. 32, to add the financial statement, and to make other non-material changes.

SEC Comments and Responses

In a telephone conversation on October 27, 2011, the Staff made the following comments on the Prospectus included in the Post-Effective Amendment No. 32.

1.	Facing Page.

Information is missing from the facing page of the registration statement.  Form N-4 requires that the following line appear on the facing page of the registration statement:  “Title of Securities Being Registered.”  Please add that line and include the appropriate description of the securities being registered.

RESPONSE: Registrant has added the missing information.

2.	Definitions.

The first two sentences under this heading suggest that the Contract (rather than the Prospectus) is the controlling document.  Please revise the first two sentences to clarify that, for purposes of the Federal securities laws, investors can rely on the Prospectus for a descriptions of the rights and privileges provided under the Contracts.

RESPONSE:  To remove any implication that the Contract is the legally controlling document, Registrant has replaced the first three sentences under this heading with the disclosure recently reviewed by the Staff in the “Glossary” of the Sun Life Solutions NY registration statement (File No. 333-174371):

This section provides definitions or brief explanations of the following terms used in this Prospectus.

3.	Definitions – Accumulation Account.
The definition of “Accumulation Account” reads in part, “we credit net Purchase Payments.” Please revise the definition to state what value(s) are deducted from the Purchase Payments.

RESPONSE:  Because the term “net Purchase Payment” is used several times in the Prospectus, Registrant has decided to add “Net Purchase Payment” to the list of defined terms, rather than revising the definition of “Accumulation Account.”  The definition of Net Purchase Payment reads as follows:

The portion of a Purchase Payment which remains after the deduction of any applicable premium tax or similar tax.

4.	Definitions – Annuity Commencement Date.
Please revise the definition of “Annuity Commencement Date” to state, in plain English, the latest possible date on which this Contract can be annuitized.

RESPONSE: Registrant has revised the definition of Annuity Commencement Date as follows:

The date on which we are to make the first annuity payment. The date may not be later than the first day of the month following the youngest Annuitant’s 95th birthday.

5.	Definitions – Business Day and Valuation Period.
Please revise the definitions of “Business Day” and “Valuation Period” to clarify that the assets are valued at the end of each business day when the NYSE closes.

RESPONSE: Registrant has added the following sentence to the definition of “Business Day”:

A Business Day generally ends at 4:00 p.m. Eastern Time (or as of an earlier close of regular trading).

In addition, Registrant has added the following sentence to the definition of “Valuation Period”:

Value determinations are made as of the close of the New York Stock Exchange on each day that the Exchange is open for trading.

6.	EXPENSE SUMMARY – Owner Transaction Expenses.

Consider removing the last sentence from the first paragraph under the heading “EXPENSE SUMMARY” and adding “State Premium Taxes . . . 0 – 3.5%” as a line item in the table appearing under “Owner Transaction Expenses.”  A footnote can be included to clarify that the percentage depends upon the state of issue.

RESPONSE: Registrant has revised the Expense Summary accordingly.

7.	EXPENSE SUMMARY – Total Annual Fund Operating Expenses
In a letter to the Staff, please confirm the following:

(1)
The expense numbers shown do not reflect any waiver or reimbursement.  If this statement cannot be made, please revise the disclosure according to the requirements of Instruction 19 to Item 3 of Form N-4.

(2) The “Highest” and “Lowest” expenses shown reflect any acquired fund fees and expenses.

RESPONSE:  Registrant confirms that (1) the fund expense numbers do not reflect any fee waivers or reimbursements and (2) the “Highest” and “Lowest” expenses reflect any acquired fund fees and expenses.

8.	The Trust.
Please clarify that the documents listed in the third paragraph will be provided at no cost to the contract owner.

RESPONSE: Registrant has revised the end of the third paragraph to read: “both of which are available at no cost to you by calling us at (800) 752-7216.”

9.	Net Investment Factor.
Please revise the second paragraph to include the formula.

RESPONSE: Registrant has revised the second paragraph to include the following formula:

[(a) + (b)] - [(c) + (d)]
(a)

10.	Transfers

In the last sentence under this heading, please include the telephone number and address to use when requesting a transfer, or provide a cross-reference to where this information is provided in the Prospectus.

RESPONSE:  Rather than revising the last sentence under this heading, Registrant removed it and revised instead the first sentence under “Requests for Transfers” with a cross-reference to where the appropriate telephone number and address are provided in the Prospectus.

11.	Requests for Transfers.

Please revise this disclosure under this heading to match the disclosure in the Masters Choice II registration statement.  Reference is made to comment  19 (page 7) of the undersigned’s letter of October 22, 2010, responding to SEC staff comments on Masters Choice II (File No. 333-168710).

RESPONSE: Registrant has revised the disclosure under this heading accordingly.

12.	Short-Term Trading.
Please revise the disclosure under this heading to match the disclosure in Master Choice II (File No. 333-168710.)

RESPONSE: Registrant has revised the disclosure under this heading accordingly.

13.	CASH WITHDRAWALS.
Please revise the second paragraph to clarify (1) when withdrawals are priced and (2) whether the amount provided to the contract owner is net of charges.

RESPONSE:  Registrant has revised the second paragraph under this heading to clarify that withdrawals are priced at the end of the Valuation Period in which we receive the withdrawal request.  Using the disclosure reviewed by the SEC staff in Master Choice II (File No. 333-168710), Registrant revised the third paragraph under this heading to clarify when the amount paid to the contract owner, on a partial withdrawal, is net of charges.

14.	CASH WITHDRAWALS.
Please explain the purpose of the last paragraph under this heading.

RESPONSE:  Registrant has removed the paragraph. The last paragraph is a remnant of the managed separate account registration on Form N-3 and should have been removed in Post-Effective Amendment No. 32.

15.	Amount of Death Benefit.

The third bullet point in the first paragraph under this heading reads in part, “unless prohibited by applicable state law.”  Please list the states that prohibit the fifth year Contract anniversary adjustment or explain to how a contract owner can find this information.

RESPONSE: Registrant has removed the words “unless prohibited by applicable state law,” because no states prohibit the fifth year Contract anniversary adjustment.

16.	Appendix A – Loans from Fixed Account (Qualified Contracts Only)

The last paragraph states that outstanding loan balances can reduce or restrict certain values payable under the Contract:  death benefit, surrenders, annuity payments, partial withdrawals.  Please consider revising the disclosure throughout the Prospectus to reflect the affect of outstanding loan balances.

RESPONSE:  Under each of the following headings, Registrant has added disclosure to clarify that any outstanding loan balances may reduce the amount of withdrawals/surrenders, death benefits, and annuity payments: “CASH WITHDRAWALS,” “Annuity Commencement Date,” and “Amount of Death Benefit.”

17.	STATEMENT OF ADDITIONAL INFORMATION
The examples shown in the Statement of Additional Information are confusing. Please revise to explain where the numbers come from.

RESPONSE: Registrant has rewritten the examples in plain English, explaining where the numbers come from.

18.	PART C
Form N-14 specifically lists requirements for exhibits 1 through 12. Please explain what exhibit 14 refers to.

RESPONSE: Registrant revised the list of exhibits to remove the reference to “exhibit 14.”

Should you have any questions regarding this filing, please contact the undersigned at (781) 263-6402 or Elizabeth Love at (781) 263-6302.

Respectfully yours,

/s/ Sandra M. DaDalt

Sandra M. DaDalt
Assistant Vice President & Senior Counsel

cc:  Rebecca M. Marquigny, Esquire
      Elizabeth B. Love, Esquire

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